Cash and Deposits with Banks - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash and cash equivalents [abstract]
Reserves funds required to be maintained by the SMBC Group	¥ 1,784,466	¥ 1,689,340	¥ 1,644,684